Net loss per share - Summary of Antidilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Total antidilutive shares	30,787,290	30,783,649	30,363,657
Earn-out Shares
Earnings per share [line items]
Total antidilutive shares	5,272,587	5,272,587	5,272,587
Class C-1 Shares
Earnings per share [line items]
Total antidilutive shares	20,499,965	20,499,965	20,499,965
Class C-2 Shares
Earnings per share [line items]
Total antidilutive shares	4,500,000	4,500,000	4,500,000
PSUs
Earnings per share [line items]
Total antidilutive shares	297,324	124,637	65,703
RSUs
Earnings per share [line items]
Total antidilutive shares	189,392	357,538	25,402
RSAs
Earnings per share [line items]
Total antidilutive shares	28,022	28,922	0